EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2014	$ 89
2015	83
2016	182
2017	101
2018	116
2019 - 2023	678
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2014	540
2015	615
2016	684
2017	748
2018	806
2019 - 2023	$ 4,829